BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS
Citigroup’s activities are conducted through the Global Consumer Banking (GCB), Institutional Clients Group (ICG), Corporate/Other and Citi Holdings business segments.
GCB includes a global, full-service consumer franchise delivering a wide array of banking, credit card lending and investment services through a network of local branches, offices and electronic delivery systems and is composed of four GCB businesses: North America, EMEA, Latin America and Asia.
ICG is composed of Banking and Markets and securities services and provides corporate, institutional, public sector and high-net-worth clients in approximately 100 countries with a broad range of banking and financial products and services.
Corporate/Other includes certain unallocated costs of global functions, other corporate expenses and net treasury results, unallocated corporate expenses, offsets to certain line-item reclassifications and eliminations, the results of discontinued operations and unallocated taxes.
Citi Holdings is composed of businesses and portfolios of assets that Citigroup has determined are not central to its core Citicorp businesses.
The accounting policies of these reportable segments are the same as those disclosed in Note 1 to the Consolidated Financial Statements.
The prior-period balances reflect reclassifications to conform the presentation for all periods to the first quarter of 2015 presentation. Effective January 1, 2015, financial data was reclassified from Citicorp to Citi Holdings for the consumer businesses in 11 markets and the consumer finance business in Korea in Global Consumer Banking (GCB) and certain businesses in Institutional Clients Group that Citi intends to exit, changes in Citi’s charge out of certain assets and non-interest revenues from the Corporate/Other segment to Citi’s businesses, changes in charge outs of certain administrative, operations and technology costs among Citi’s businesses and certain other immaterial reclassifications. Citi’s consolidated results remain unchanged for all periods presented as a result of the changes discussed above.
In addition, as discussed in Note 1 to the Consolidated Financial Statements, Citi adopted ASU 2014-01 in the first quarter of 2015. The ASU is applicable to Citi’s portfolio of low income housing tax credit partnership interests. Citi’s disclosures reflect the retrospective application of the ASU and impacts Citi’s consolidated assets, revenues, provision for income taxes and net income for all periods presented.
The following table presents certain information regarding the Company’s continuing operations by segment:

	Revenues, net of interest expense (1)			Provision (benefits) for income taxes			Income (loss) from continuing operations (2)			Identifiable assets
In millions of dollars, except identifiable assets in billions	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013
Global Consumer Banking	$36,017	$36,305	$37,124	$3,414	$3,361	$3,429	$6,819	$6,576	$7,447	$406	$413
Institutional Clients Group	33,052	33,322	30,588	4,070	4,174	2,411	9,534	9,425	7,833	1,257	1,263
Corporate/Other	301	322	349	(344)	(216)	(1,020)	(5,375)	(514)	(922)	50	50
Total Citicorp	$69,370	$69,949	$68,061	$7,140	$7,319	$4,820	$10,978	$15,487	$14,358	$1,713	$1,726
Citi Holdings	7,849	6,775	1,469	57	(1,133)	(4,423)	(3,474)	(1,871)	(6,590)	129	154
Total	$77,219	$76,724	$69,530	$7,197	$6,186	$397	$7,504	$13,616	$7,768	$1,842	$1,880

(1)
Includes Citicorp (excluding Corporate/Other) total revenues, net of interest expense, in North America of $32.0 billion, $31.2 billion and $30.0 billion; in EMEA of $10.7 billion, $11.2 billion and $11.2 billion; in Latin America of $12.7 billion, $13.3 billion and $12.7 billion; and in Asia of $13.7 billion, $13.9 billion and $13.8 billion in 2014, 2013, and 2012, respectively.

(2)
Includes pretax provisions (credits) for credit losses and for benefits and claims in GCB of $5.8 billion, $6.6 billion and $5.9 billion; in ICG of $57 million, $78 million and $276 million; and in Citi Holdings of $1.6 billion, $1.9 billion and $5.1 billion in 2014, 2013, and 2012, respectively.